Summary of Interest Income and Expense by Basis of Accounting Classification (Details) - CAD ($) $ in Millions		12 Months Ended
		Oct. 31, 2022	Oct. 31, 2021
Disclosure Of Interest Income Expense [Line Items]
Interest income	[1]	$ 41,032	$ 29,581
Interest expense		13,679	5,450
Equity instruments measured at fair value through other comprehensive income [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		213	161
Financial assets amortized cost [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		34,304	26,106
Interest expense		10,162	3,570
Financial assets at fair value through other comprehensive income [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		973	600
Financial instruments measure at amortized cost and FVOCI [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		35,277	26,706
Financial instruments measured or designated at fair value through profit or loss [member]
Disclosure Of Interest Income Expense [Line Items]
Interest income		5,542	2,714
Interest expense		$ 3,517	$ 1,880

[1]	Includes $35,277 million for the year ended October 31, 2022 (October 31, 2021 – $26,706 million), which has been calculated based on the effective interest rate method (EIRM).